Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2020	2021
Prepayment for purchase of land use rights(i)	130,260	1,507,170
Long-term deposits(ii)	60,655	128,791
Prepayments for subscription of equity securities(iii)	—	50,000
Prepayments for purchase of property and equipment	37,212	20,888
Others	506	23,637

Total	228,633	1,730,486

(i)
As of December 31, 2020 and 2021, prepayment for purchase of land use rights represent the cash considerations paid to acquire the land use rights for the constructions of manufacturing plants and R&D buildings.

(ii)	Long-term deposits primarily consist of deposits for offices and retail and service centers whose lease expiration dates are not within one year.
(iii)
In December 2021, the Group prepaid RMB50,000
to subscribe certain common shares of a company engaged in research, development, production and sales of semiconductors, which was subsequently converted into common shares in January 2022.